ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive (Loss)
A summary of changes in accumulated other comprehensive loss (‘‘AOCL’’), net of tax during the years ended December 31 follows:

	Unrealized Losses on Securities AFS	Unrealized Losses on Securities Transferred to Securities HTM (1)	Dispropor- tionate Tax Effects from Securities AFS	Unrealized Gains (Losses) on Derivative Instruments	Total
	(In thousands)
2025
Balances at beginning of period	$(49,301)	$(12,775)	$(5,798)	$(2,070)	$(69,944)
Other comprehensive income (loss) before reclassifications	8,754	2,519	—	(978)	10,295
Amounts reclassified from AOCL	293	—	—	1,668	1,961
Net current period other comprehensive income	9,047	2,519	—	690	12,256
Balances at end of period	$(40,254)	$(10,256)	$(5,798)	$(1,380)	$(57,688)

2024
Balances at beginning of period	$(51,113)	$(15,408)	$(5,798)	$177	$(72,142)
Other comprehensive income (loss) before reclassifications	1,474	2,633	—	(3,326)	781
Amounts reclassified from AOCL	338	—	—	1,079	1,417
Net current period other comprehensive income (loss)	1,812	2,633	—	(2,247)	2,198
Balances at end of period	$(49,301)	$(12,775)	$(5,798)	$(2,070)	$(69,944)

2023
Balances at beginning of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)
Other comprehensive income (loss) before reclassifications	17,454	2,815	—	(168)	20,101
Amounts reclassified from AOCL	175	—	—	345	520
Net current period other comprehensive income	17,629	2,815	—	177	20,621
Balances at end of period	$(51,113)	$(15,408)	$(5,798)	$177	$(72,142)
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Schedule of Reclassifications Out of Each Component of AOCIL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2025
Unrealized losses on securities available for sale	$(370)	Net losses on securities available for sale
	(77)	Income tax expense
	(293)	Reclassifications, net of tax

Unrealized gains (losses) on derivative instruments	(2,088)	Interest income
	23	Interest expense
(2,111)
	(443)	Income tax expense
	(1,668)	Reclassifications, net of tax

	$(1,961)	Total reclassifications for the period, net of tax

2024
Unrealized losses on securities available for sale	$(428)	Net losses on securities available for sale
	(90)	Income tax expense
	(338)	Reclassifications, net of tax

Unrealized gains (losses) on derivative instruments	(1,366)	Interest income
	(287)	Income tax expense
	(1,079)	Reclassifications, net of tax

	$(1,417)	Total reclassifications for the period, net of tax

2023
Unrealized losses on securities available for sale	$(222)	Net losses on securities available for sale
	(47)	Income tax expense
	(175)	Reclassifications, net of tax

Unrealized gains (losses) on derivative instruments	(437)	Interest income
	(92)	Income tax expense
	(345)	Reclassifications, net of tax

	$(520)	Total reclassifications for the period, net of tax